Receivables	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Receivables
D.2	Receivables

	2022 US$m	2021 US$m

(a) Receivables (current)
Trade receivables 1	1,067	152
Other receivables 1	381	123
Loans receivable	76	75
Lease receivables	35	18
Interest receivable	19	-

	1,578	368

(b) Receivables (non-current)
Other receivables	75	-
Loans receivable	724	627
Lease receivables	46	26
Defined benefit plan asset	-	33

	845	686

1.	Interest-free and settlement terms are usually between 14 and 30 days.
Recognition and measurement
Trade receivables are initially recognised at the transaction price determined under IFRS 15
Revenue from Contracts with Customers
. Other receivables are initially recognised at fair value. Receivables that satisfy the contractual cash flow and business model tests are subsequently measured at amortised cost less an allowance for uncollectable amounts. Uncollectable amounts are determined using the expected loss impairment model. Collectability and impairment are assessed on a regular basis.
Subsequent recoveries of amounts previously written off are credited against other expenses in the consolidated income statement. Certain receivables that do not satisfy the contractual cash flow and business model tests are subsequently measured at fair value (refer to Note D.6).
The Group’s customers are required to pay in accordance with agreed payment terms. Depending on the product, settlement terms are 14 to 30 days from the date of invoice or bill of lading and customers regularly pay on time. There are no significant overdue trade receivables as at the end of the reporting period (2021: nil).
Fair value
The carrying amount of trade and other receivables approximates their fair value.
Foreign exchange risk
The Group held $174 million of receivables at 31 December 2022 (2021: $121 million) in currencies other than US dollars (predominantly Australian dollars).

Loans receivable
On 9 January 2020, Woodside Energy Finance (UK) Ltd entered into a secured loan agreement with Petrosen (the Senegal National Oil Company), to provide up to $450 million for the purpose of funding Sangomar project costs. The facility has a maximum term of 12 years and semi-annual repayments of the loan are due to commence at the earlier of 12 months after RFSU or 30 June 2025. The carrying amount of the loan receivable is $408 million at 31 December 2022 (2021: $335 million), which approximates its fair value. The remaining balance of loans receivable is due from non-controlling
interests.